Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (205,207)	$ (177,888)	$ (129,514)	$ (606,292)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	125		263
Allowance for doubtful accounts	(11,366)	13,468	13,468	(83,437)
Allowance for obsolete inventory			62,727	356,684
Equity in loss of unconsolidated investee	47,423		223,771
Realized loss on investment				3,060
Changes in assets and liabilities:
Accounts receivable	91,155	(3,912)	(18,280)	156,706
Other receivable	(29,280)	126,114	91,661	(182,100)
Inventories	(58,080)	102,796	206,230	66,547
Advances to suppliers	14,008	(16,865)	(52,942)	(14,953)
Prepaid expense	1,316		(862)	18,999
Other assets - current	(3,644)		48	(619)
Restricted cash	(108)	336	893	7,673
Accounts payable	(6,074)	(36,962)	(95,250)	26,512
Deferred compensation	6,300	19,200	78,300	78,300
Accrued expenses and other current liabilities	13,281	(43,106)	(62,018)	108,858
Net cash provided by (used in) operating activities	(140,151)	(16,819)	318,495	(64,062)
Cash flows from investing activities:
Purchase of property and equipment	(1,987)	(579)	(1,655)
Purchase of long-term investment			(322,676)
Proceeds from sale of investments				30,690
Net cash provided by (used in) investing activities	(1,987)	(579)	(324,331)	30,690
Cash flows from financing activities:
Repayment of convertible debenture			(70,000)
Proceeds from issuance of common stock			850,000
Net cash provided by financing activities			780,000
Effect of exchange rate changes on cash and cash equivalents	(265)	(5,485)	(5,093)	103
Net increase (decrease) in cash	(142,403)	(22,883)	769,071	(33,269)
Cash and cash equivalents - beginning of period	893,183	124,112	124,112	157,381
Cash and cash equivalents - end of period	750,780	101,229	893,183	124,112
Cash paid during the period for:
Income taxes	4,620
Interest			57,733	47,857
Supplemental disclosure of cash flows for non-cash transaction
Issuance of common shares in connection with exercise of convertible debentures and related interest payable			817,500
Forgiveness of accrued officer compensation and accrued interest			$ 563,804